Trade Payables and Other Current Liabilities - Trade Payables and Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Total trade payables	€ 4,736	€ 6,969
Other current liabilities
Social security	319	482
Payroll accruals	1,653	1,750
Onerous contracts - current liabilities	488
Other current grant liabilities	1,838	666
Other current liabilities	1,317	350
Total other current liabilities	5,614	3,248
Total Trade payables and other current liabilities	€ 10,350	€ 10,217